Schedule of Assumptions Used, Warrants (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Warrants Schdedule Of Assumptions For Warrants 1	$ 0.70
Warrants Schdedule Of Assumptions For Warrants 2	105.00%
Warrants Schdedule Of Assumptions For Warrants 3	0.13%
Warrants Schdedule Of Assumptions For Warrants 4	0.28%
Warrants Schdedule Of Assumptions For Warrants 5	1
Warrants Schdedule Of Assumptions For Warrants 6	1.8
Warrants Schdedule Of Assumptions For Warrants 7	0.00%